Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance
As required by SEC Regulation S‑K Item 402(v), the following table sets forth the compensation information of our
Principal Executive Officer (PEO) and our non‑PEO NEOs along with total shareholder return, net income, and revenue performance results for our ﬁscal years ending in 2025, 2024, 2023, 2022, and 2021. The calculations and analysis below do not reﬂect the Company’s approach to aligning executive compensation with performance. For information about how we align executive compensation with ﬁnancial performance, refer to the Compensation Discussion and Analysis. Share numbers and prices included in the calculations retroactively reflect the impact of the Stock Split.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(3)(4)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(5)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(3)(5)(6)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Revenue (in millions)(9)
					Total Shareholder Return(7)	Peer Group Total Shareholder Return(7)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$35,418,102	$64,782,562	$9,907,591	$16,832,155	$244.36	$138.27	$5,404	$26,917
2024	$44,837,665	$126,397,246	$11,721,636	$27,230,604	$225.04	$115.41	$5,882	$23,739
2023	$46,717,519	$139,512,077	$15,361,715	$45,819,942	$159.26	$86.60	$4,289	$21,365
2022	$31,519,648	$32,381,096	$9,254,954	$7,503,594	$90.48	$59.35	$3,058	$17,090
2021	$55,077,473	$78,192,575	$14,259,697	$22,828,947	$107.72	$97.88	$1,165	$10,958

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Mr. Fogel served as Chief Executive Officer (PEO) in each year included in the table.
Peer Group Issuers, Footnote	Peer group total shareholder return reflects the RDG Internet Composite as reflected in our Annual Report on Form 10‑K.
PEO Total Compensation Amount	$ 35,418,102	$ 44,837,665	$ 46,717,519	$ 31,519,648	$ 55,077,473
PEO Actually Paid Compensation Amount	$ 64,782,562	126,397,246	139,512,077	32,381,096	78,192,575
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid to Mr. Fogel reflects the following adjustments from column (b):

Adjustments to Calculate Compensation Actually Paid for PEO	2025	2024	2023	2022	2021
Amount Reported in Summary Compensation Table (“SCT”)	$35,418,102	$44,837,665	$46,717,519	$31,519,648	$55,077,473
Subtract Amounts Reported under the Stock Awards and Option Awards Column in the SCT	(26,202,279)	(38,802,485)	(40,929,691)	(26,258,740)	(48,010,707)
Fair Value of Awards Granted during Year that Remain Unvested as of Year‑end	37,215,611	68,493,581	94,201,594	35,126,298	49,934,780
Fair Value of Awards Granted during Year that Vest during Year	—	—	—	—	20,829,900
Increase/Deduction for Change in Fair Value from prior Year-end to current Year‑end of Awards Granted prior to Year that were Outstanding and Unvested as of Year-end	19,043,000	52,557,782	30,945,880	(4,718,980)	379,688
Increase/Deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to Year that Vested during Year	(873,158)	(844,942)	8,576,775	(3,287,130)	(18,559)
Increase for Dividends or Other Earnings Paid on Stock Not Otherwise Reﬂected in Fair Value or Total Compensation	181,286	155,645	—	—	—
Compensation Actually Paid to PEO	$64,782,562	$126,397,246	$139,512,077	$32,381,096	$78,192,575

Non-PEO NEO Average Total Compensation Amount	$ 9,907,591	11,721,636	15,361,715	9,254,954	14,259,697
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,832,155	27,230,604	45,819,942	7,503,594	22,828,947
Adjustment to Non-PEO NEO Compensation Footnote	Average Compensation Actually Paid to the non‑PEO NEOs noted in footnote (5) reflects the following adjustments from column (d):

Adjustments to Calculate Compensation Actually Paid for non-PEO NEOs	2025	2024	2023	2022	2021
Average Amount Reported in SCT	$9,907,591	$11,721,636	$15,361,715	$9,254,954	$14,259,697
Subtract Average Amounts Reported under the Stock Awards and Option Awards Column in the SCT	(7,097,293)	(8,772,333)	(12,088,367)	(6,777,593)	(11,312,738)
Average Fair Value of Awards Granted during Year that Remain Unvested as of Year‑end	9,991,371	13,993,297	27,444,862	8,986,958	11,970,027
Average Fair Value of Awards Granted during Year that Vest during Year	—	—	—	—	4,463,550
Average Increase/Deduction for Change in Fair Value from prior Year‑end to current Year‑end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year‑End	4,000,214	10,405,708	9,603,511	(3,160,646)	3,433,026
Average Increase/Deduction for Change in Fair Value from Prior Year‑end to Vesting Date of Awards Granted Prior to Year that Vested during Year	(31,136)	(163,727)	5,498,221	(800,079)	15,385
Average Increase for Dividends or Other Earnings Paid on Stock Not Otherwise Reﬂected in Fair Value or Total Compensation	61,408	46,023	—	—	—
Average Compensation Actually Paid to non‑PEO NEOs	$16,832,155	$27,230,604	$45,819,942	$7,503,594	$22,828,947
The average amounts reported in 2024 are impacted by Mr. Goulden resigning from his position as Chief Financial Officer and
	Mr. Steenbergen starting at the Company in March.
Compensation Actually Paid vs. Total Shareholder Return

COMPENSATION ACTUALLY PAID VERSUS TSR

PEO Compensation Actually Paid	Non-PEO NEO Average Compensation Actually Paid

Peer Group TSR	BKNG TSR

Compensation Actually Paid vs. Net Income

COMPENSATION ACTUALLY PAID VERSUS NET INCOME

PEO Compensation Actually Paid	Non-PEO NEO Average Compensation Actually Paid	Net Income

Compensation Actually Paid vs. Company Selected Measure

COMPENSATION ACTUALLY PAID VERSUS REVENUE

PEO Compensation Actually Paid	Non-PEO NEO Average Compensation Actually Paid	Revenue

Tabular List, Table	We measure performance for purposes of assessing pay for our PEO and other NEOs based on the following four unranked most important financial performance measures. For additional information, see How We Measure Performance on page 49.

Revenue
Compensation EBITDA
Absolute Total Stockholder Return
Relative Total Stockholder Return

Total Shareholder Return Amount					107.72	$ 90.48	$ 159.26	$ 225.04	$ 244.36
Peer Group Total Shareholder Return Amount					97.88	$ 59.35	$ 86.60	$ 115.41	$ 138.27
Net Income (Loss)	$ 5,404,000,000	$ 5,882,000,000	$ 4,289,000,000	$ 3,058,000,000	$ 1,165,000,000
Company Selected Measure Amount	26,917,000,000	23,739,000,000	21,365,000,000	17,090,000,000	10,958,000,000
PEO Name	Mr. Fogel	Mr. Fogel	Mr. Fogel	Mr. Fogel	Mr. Fogel
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Compensation EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Absolute Total Stockholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return
PEO | Subtract Amounts Reported under the Stock Awards and Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (26,202,279)	$ (38,802,485)	$ (40,929,691)	$ (26,258,740)	$ (48,010,707)
PEO | Fair Value of Awards Granted during Year that Remain Unvested as of Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,215,611	68,493,581	94,201,594	35,126,298	49,934,780
PEO | Fair Value of Awards Granted during Year that Vest during Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	20,829,900
PEO | Increase/Deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,043,000	52,557,782	30,945,880	(4,718,980)	379,688
PEO | Increase/Deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to Year that Vested during Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(873,158)	(844,942)	8,576,775	(3,287,130)	(18,559)
PEO | Increase for Dividends or Other Earnings Paid on Stock Not Otherwise Reﬂected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	181,286	155,645	0	0	0
Non-PEO NEO | Subtract Amounts Reported under the Stock Awards and Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,097,293)	(8,772,333)	(12,088,367)	(6,777,593)	(11,312,738)
Non-PEO NEO | Fair Value of Awards Granted during Year that Remain Unvested as of Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,991,371	13,993,297	27,444,862	8,986,958	11,970,027
Non-PEO NEO | Fair Value of Awards Granted during Year that Vest during Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	4,463,550
Non-PEO NEO | Increase/Deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,000,214	10,405,708	9,603,511	(3,160,646)	3,433,026
Non-PEO NEO | Increase/Deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to Year that Vested during Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,136)	(163,727)	5,498,221	(800,079)	15,385
Non-PEO NEO | Increase for Dividends or Other Earnings Paid on Stock Not Otherwise Reﬂected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 61,408	$ 46,023	$ 0	$ 0	$ 0